Subsequent and relevant events (Details) $ in Millions			12 Months Ended
	Feb. 13, 2023 USD ($)	Jan. 10, 2023 COP ($)	Dec. 31, 2022 COP ($)	Jan. 17, 2023 COP ($)	Jan. 17, 2023 USD ($)	Dec. 31, 2022 USD ($)	Feb. 08, 2022	Dec. 31, 2021 COP ($)
Disclosure of non-adjusting events after reporting period [line items]
Outstanding balance			$ 115,134,839,000,000					$ 95,060,928,000,000
Percentage of ownership interest acquired							51.40%
Repurchase of depositary and information bonds from agents	$ 978.5
Outstanding of repurchases depositary	$ 821.4
Debt and financing			$ 16,409,494
Isa
Disclosure of non-adjusting events after reporting period [line items]
Maturity period		10 years
Price		$ 99,187,000
Yield		9.00%
Borrowings, interest rate		8.875%
Short-term financing		$ 2,000,000,000
Issuance of bonds in the international market
Disclosure of non-adjusting events after reporting period [line items]
Short-term financing						$ 2,000.0
International bonds repurchase offer
Disclosure of non-adjusting events after reporting period [line items]
Borrowings, interest rate				5.875%	5.875%
Short-term financing					$ 1,000.0
Outstanding balance				$ 1,800,000,000